Loans And Allowance For Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, period increase (decrease)	$ 209,000	$ 426,000
Single out of area loan relationship accounted of net loan amount charged off	1,032,000
Individual loan loss net loan amounts charged off	$ 309,000